Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash Flows from Operating Activities:
Net (loss) income	¥ 50,157	$ 6,872	¥ (140,349)	¥ (594,937)
Depreciation	9,074	1,243	11,952	18,767
Amortization of intangible assets	4,144	567	5,637	2,233
Amortization of right-of-use assets	9,125	1,250	10,748	9,859
Deferred taxes	(5,285)	(724)	(1,077)	(604)
Share-based compensation	(959)	(131)	(72,133)	5,459
Gain from disposal of property and equipment	(416)	(57)
Share of income in equity method investments	(37,157)	(5,090)	(19,280)	(19,432)
Unrealized loss (gain) of investment in marketable securities	(5,161)	(707)	2,415	47,998
(Loss) income from disposal of subsidiaries	(754)	(103)	75	9,265
Impairment loss of equity securities without readily determinable fair value	5,000	685	28,984	164,161
Impairment loss of equity method investment				3,452
Impairment loss of held-to-maturity investment				14,207
Impairment loss of intangible assets	20,488	2,807
Gain from disposal of held-to-maturity investment	(179)	(25)	(186)
Dividend income from cost method investment	(1,877)	(257)	(875)	(2,230)
Provision for allowance for doubtful accounts	10,565	1,447	192,756	159,380
Impairment loss of long-term prepayment				274,996
Impairment of goodwill			24,809	200
Accretion of interest on HTM investments	(11,303)	(1,548)	(17,012)
Changes in operating assets and liabilities
Accounts receivable	(33,765)	(4,626)	52,788	(8,990)
Interest receivable	33,300	4,562
Other receivables	(1,995)	(273)	63,548	(6,355)
Loan receivables	(6,181)	(847)	(965)	8,762
Prepaid expenses and other assets	6,855	939	56,779	254,145
Amount due to related parties			(519)	(18,824)
Accrued expenses and other liabilities	5,042	691	(116,328)	(216,903)
Income tax payable	9,426	1,292	(12,964)	22,701
Payroll and welfare payable	513	70	(4,787)	1,203
Deferred revenue	(5,326)	(730)	(3,629)	(38,015)
Operating lease liabilities	(6,838)	(937)	(13,839)	(9,594)
Net cash provided by operating activities	46,493	6,370	46,548	80,904
Cash Flows from Investing Activities:
Purchases of property, equipment and software and intangible assets	(1,140)	(156)	(5,744)	(44,812)
Proceeds from sale of property and equipment	773	106	1,391	207
Purchase of term deposits	(596,903)	(81,775)	(341,636)	(227,432)
Redemptions of term deposits	633,697	86,816	227,432	78,294
Acquisitions of subsidiaries, net of cash acquired			(14)	(2,897)
Purchase of marketable securities	(3,304,541)	(452,720)	(364,011)	(245,017)
Disposals of marketable securities	1,774,785	243,145	134,310	166,155
Disposals of subsidiaries, net of cash disposed	9,301	1,274
Purchases of long-term investments	(125,548)	(17,200)	(529,521)	(3,000)
Disposal of long-term investments	317,593	43,510		34,181
Loans to related parties	(44)	(6)	(55,275)	(51,030)
Net cash used in investing activities	(1,292,027)	(177,006)	(933,068)	(295,351)
Cash Flows from Financing Activities:
Net cash provided by financing activities
Effect of foreign exchange rate changes on cash, cash equivalent and restricted cash	69,127	9,469	74,534	107,124
Net decrease in cash, cash equivalent, and restricted cash	(1,176,407)	(161,167)	(811,986)	(107,323)
Cash, cash equivalent, and restricted cash at the beginning of the year	1,820,020	249,342	2,632,006	2,739,329
Cash, cash equivalent, and restricted cash at the end of the year	643,613	88,175	1,820,020	2,632,006
Supplemental disclosures of cash flow information:
Cash paid for income taxes	8,523	1,168	24,224	21,629
Reconciliation to amounts on consolidated balance sheets at the beginning of the year:
Cash and cash equivalents	1,686,342	231,028	2,433,279	2,443,419
Restricted cash	133,678	18,314	198,727	295,910
Cash, cash equivalent, and restricted cash at the beginning of the year	1,820,020	249,342	2,632,006	2,739,329
Reconciliation to amounts on consolidated balance sheets at the end of the year:
Cash and cash equivalents	379,350	51,971	1,686,342	2,433,279
Restricted cash	264,263	36,204	133,678	198,727
Cash, cash equivalent, and restricted cash at the end of the year	¥ 643,613	$ 88,175	¥ 1,820,020	¥ 2,632,006